Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

Note 13 Subsequent Events

 In the process of seeking merger and acquisition opportunities, Adama has been able to successfully complete 3 additional transactions subsequent to the filing period of December 31, 2016. Each of these transactions gives Adama increased opportunity to earn revenue and increase shareholder value.

Transaction #1: On April 29, 2017, Adama completed the asset purchase of SafeGuard PII in which Adama acquired the technology products within SafeGuard PII. Safeguard protects families and businesses from identity theft which has become the number one crime in the nation.

The terms of the transaction with Safeguard were an asset purchase of the technology in software for $2,000,000 payable in restricted shares of stock. Additionally, the Company appointed the founder of Safeguard, Mr. Mark Brown, to an advisory position and named him the director of sales in order to help better market and sale the assets acquired.

Transaction #2 Subsequent to this filing period, Adama Technologies negotiated and completed an asset acquisition of several technology platforms called Prenr, Trove and Generation H.E.R.O. from Element 99, LLC. In this transaction, Adama Technologies acquired a 25% participation of these technologies and platforms within their own sales environments. This transaction is pending the Company becoming current in their financial reporting obligations with the SEC.

Transaction #3: Subsequent to this filing period, Adama Technologies negotiated the acquisition of EZ Mart Food Stores, Inc. This acquisition included the assignment of two contracts to purchase convenience store operations in Cusseta, Alabama and Holiday, Florida. These operations are currently generating $10 million and $8 million in annualized revenue respectively. Both properties are set to close in the third quarter of 2017.

Common Stock Issuances
Subsequent to this filing period ending December 31, 2016, the Company issued 42,401,250 shares of stock for a variety of operational and acquisition purposes. The following represents shares issued subsequent to this filing period:

Number of Shares	Purpose
4,000,000	Consulting, management and support services to support the Alpine Acquisition.
4,500,000	Legal services from Lance Mays
10,500,000	Debt conversion resulting in $475,000 reduction of convertible debt liability.
23,401,250	Issued for the purpose of securing additional acquisitions as detailed in Transaction 1, 2 and 3 of Note 13 (subsequent events) above.
Total: 42,401,250 Shares

Convertible Notes Issued
Subsequent to this filing period ending December 31, 2016, the Company issued four additional convertible notes.

On February 2, 2017, the Company entered in convertible note agreement with a private and accredited investor, Vincent & Rees, LC, in the amount of $56,000, unsecured, accruing interest at a 12% interest rate, with principal and interest amounts due and payable upon maturity on February2, 2018. After six months, the note holder has the option to convert any portion of the unpaid principal balance into the Company’s common shares at any time at a 40% discount to the current market value. The Company has determined that the conversion feature in this note is indexed to the Company’s stock, and is considered to be a derivative that requires bifurcation. The Company calculated the fair value of this conversion feature using the Black-Scholes model and the following assumptions: Risk-free interest rates of1.21%; Dividend rate of 0%; and, historical volatility rate of435.56%.

On February 22, 2017, the Company entered in convertible note agreement with a private and accredited investor, Power Up Lending Group Ltd., in the amount of $35,000, unsecured, accruing interest at a 12% interest rate, with principal and interest amounts due and payable upon maturity on February 22, 2018. After six months, the note holder has the option to convert any portion of the unpaid principal balance into the Company’s common shares at any time at a 40% discount to the current market value. The Company has determined that the conversion feature in this note is considered to be a derivative. The Company calculated the fair value of this conversion feature using the Black-Scholes model and the following assumptions: Risk-free interest rates of1.21%; Dividend rate of 0%; and, historical volatility rate of435.56%.

On March 9, 2017, the Company entered in convertible note agreement with a private and accredited investor, Chienn Consulting, LLC., in the amount of $53,000, unsecured, accruing interest at a 12% interest rate, with principal and interest amounts due and payable upon maturity on March 9, 2018. After six months, the note holder has the option to convert any portion of the unpaid principal balance into the Company’s common shares at any time at a 40% discount to the current market value. The Company has determined that the conversion feature in this note is considered to be a derivative. The Company calculated the fair value of this conversion feature using the Black-Scholes model and the following assumptions: Risk-free interest rates of1.21%; Dividend rate of 0%; and, historical volatility rate of435.56%.

On May 1, 2017, the Company entered in convertible note agreement with a private and accredited investor, Marp, LLC., in the amount of $30,000, unsecured, accruing interest at a 12% interest rate, with principal and interest amounts due and payable upon maturity on May 1, 2018. After six months, the note holder has the option to convert any portion of the unpaid principal balance into the Company’s common shares at any time at a 40% discount to the current market value. The Company has determined that the conversion feature in this note is considered to be a derivative. The Company calculated the fair value of this conversion feature using the Black-Scholes model and the following assumptions: Risk-free interest rates of1.21%; Dividend rate of 0%; and, historical volatility rate of435.56%.